As filed with the Securities and Exchange Commission on March 30, 2007

1933 Act Registration No. 333 - 70754

1940 Act Registration No. 811 - 10509

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.___     ☐

Post-Effective Amendment No. 18     ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     ☒

Amendment No. 19     ☒

(Check appropriate box or boxes)

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 554-1234

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2007 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on [date] pursuant to paragraph (a) of Rule 485

☐	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

AXA Premier VIP Trust

Contents of Registration Statement

This Registration Statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectuses*

Statement of Additional Information*

Part C - Other Information

Signature Page

*	Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of AXA Premier VIP Trust (File Nos. 333-70754 and 811-10509) as filed with the U.S. Securities and Exchange Commission on January 16, 2007.

PART C: OTHER INFORMATION

Item 23.	Exhibits:

(a)	Trust Instrument

(a)(1)	Agreement and Declaration of Trust of Registrant.[1]

(a)(2)	Certificate of Trust of Registrant. [1]

(b)	By-laws of Registrant. [1]

(c)	None other than provisions contained in Exhibit (a)(1) and (b)

(d)	Investment Advisory Contracts

(d)(1)	Investment Management Agreement between Registrant and AXA Equitable Life Insurance Company (“AXA Equitable”) formerly, The Equitable Life Assurance Society of the United States dated as of November 30, 2001.[3]

(d)(1)(i)	Investment Management Agreement between Registrant and AXA Equitable dated as of July 31, 2003. [7]

(d)(1)(ii)	Amendment No. 1 dated July 31, 2003 to the Investment Management Agreement between Registrant and AXA Equitable dated as of November 30, 2001.[7]

(d)(1)(iii)	Amendment No. 2 dated September 1, 2004 to the Investment Management Agreement between Registrant and AXA Equitable dated as of November 30, 2001. [10]

(d)(1)(iv)	Amendment No. 1 dated May 1, 2006 to the Investment Management Agreement between Registrant and AXA Equitable dated as of July 31, 2003. [12]

(d)(1)(v)	Amendment No. 3 dated ______, 2007 to the Investment Management Agreement between Registrant and AXA Equitable dated as of November 30, 2001 – (to be filed by amendment).

(d)(2)	Investment Advisory Agreement between AXA Equitable and AllianceBernstein L.P. (“AllianceBernstein”) dated as of November 30, 2001 with respect to Multimanager Large Cap Growth Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager International Equity Portfolio and Multimanager Technology Portfolio.[2]

(d)(2)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated as of July 31, 2003 with respect to Multimanager Large Cap Growth Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager International Equity Portfolio, Multimanager Technology Portfolio, Multimanager Aggressive Equity Portfolio and Multimanager High Yield Portfolio.[7]

(d)(2)(ii)	Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein with respect to Multimanager Large Cap Growth Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager International Equity Portfolio, Multimanager Aggressive Equity Portfolio and Multimanager High Yield Portfolio.[7]

(d)(2)(iii)	Amendment No. 2 dated as of June 27, 2005 to Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein with respect to Multimanager Large Cap Growth Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio.[10]

(d)(2)(iv)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance Bernstein dated as of July 31, 2006 with respect to Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Growth Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio. [13]

(d)(3)	Investment Advisory Agreement between AXA Equitable and RCM Capital Management LLC (“RCM”) dated as of November 30, 2001 with respect to Multimanager Large Cap Growth Portfolio, Multimanager Technology Portfolio and Multimanager Health Care Portfolio. [1]

(d)(3)(i)	Investment Advisory Agreement between AXA Equitable and RCM dated as of November 30, 2001 with respect to Multimanager Large Cap Growth Portfolio, Multimanager Technology Portfolio and Multimanager Health Care Portfolio.[3]

(d)(3)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and RCM dated as of July 31, 2003 with respect to Multimanager Large Cap Growth Portfolio, Multimanager Technology Portfolio and Multimanager Health Care Portfolio.[7]

(d)(3)(iii)	Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between AXA Equitable and RCM with respect to Multimanager Large Cap Growth Portfolio, Multimanager Technology Portfolio and Multimanager Health Care Portfolio.[7]

(d)(3)(iv)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and RCM dated as of July 31, 2006 with respect to Multimanager Large Cap Growth Portfolio, Multimanager Technology Portfolio and Multimanager Health Care Portfolio. [13]

(d)(4)	Investment Advisory Agreement between AXA Equitable and TCW Investment Management Company (“TCW”) dated as of November 30, 2001 with respect to Multimanager Large Cap Growth Portfolio and Multimanager Mid Cap Value Portfolio. [1]

(d)(4)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and TCW dated as of August 18, 2003 with respect to Multimanager Large Cap Growth Portfolio and Multimanager Mid Cap Value Portfolio.[7]

(d)(4)(ii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and TCW dated as of July 31, 2006 with respect o Multimanager Large Cap Growth Portfolio and Multimanager Mid Cap Value Portfolio. [13]

(d)(5)	Investment Advisory Agreement between AXA Equitable and Janus Capital Management LLC (“Janus”) dated as of April 3, 2002 with respect to Multimanager Large Cap Core Equity Portfolio. [2]

(d)(5)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Janus dated as of July 31, 2003 with respect to Multimanager Large Cap Core Equity Portfolio.[7]

(d)(5)(ii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Janus dated as of July 31, 2006 with respect to Multimanager Large Cap Core Equity Portfolio. [13]

(d)(6)	Investment Advisory Agreement between AXA Equitable and Thornburg Investment Management, Inc. (“Thornburg”) dated as of November 30, 2001 with respect to Multimanager Large Cap Core Equity Portfolio. [1]

(d)(6)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Thornburg dated as of July 31, 2003 with respect to Multimanager Large Cap Core Equity Portfolio.[7]

(d)(6)(ii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Thornburg dated as of July 31, 2006 with respect to Multimanager Large Cap Core Equity Portfolio. [13]

(d)(7)	Investment Advisory Agreement between AXA Equitable and Institutional Capital Corporation (“ICAP”) dated as of November 30, 2001 with respect to Multimanager Large Cap Value Portfolio. [1]

(d)(7)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and ICAP dated as of July 31, 2003 with respect to Multimanager Large Cap Value Portfolio.[7]

(d)(7)(ii)	Investment Advisory Agreement between AXA Equitable and ICAP dated as of July 1, 2006 with respect to Multimanager Large Cap Value Portfolio. [13]

(d)(8)	Investment Advisory Agreement between AXA Equitable and MFS Investment Management (“MFS”) dated as of November 30, 2001 with respect to Multimanager Large Cap Value Portfolio and Multimanager Mid Cap Growth Portfolio. [1]

(d)(8)(i)	Amendment No. 1 dated as of August 1, 2002 to Investment Advisory agreement between AXA Equitable and MFS with respect to Multimanager Large Cap Value Portfolio.[3]

(d)(8)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and MFS dated as of July 31, 2003 with respect to Multimanager Large Cap Value Portfolio and Multimanager Aggressive Equity Portfolio.[7]

(d)(8)(iii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and MFS dated as of July 31, 2006 with respect to Multimanager Large Cap Value Portfolio and Multimanager Aggressive Equity Portfolio. [13]

(d)(9)	Investment Advisory Agreement between AXA Equitable and RS Investment Management, LP (“RSIM”) dated as of November 30, 2001 with respect to Multimanager Mid Cap Growth Portfolio. [1]

(d)(10)	Investment Advisory Agreement between AXA Equitable and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) dated as of November 30, 2001 with respect to Multimanager Mid Cap Value Portfolio. [1]

(d)(10)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and AXA Rosenberg dated as of August 18, 2003 with respect to Multimanager Mid Cap Value Portfolio.[7]

(d)(10)(ii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AXA Rosenberg dated as of July 31, 2006 with respect to Multimanager Mid Cap Value Portfolio. [13]

(d)(11)	Investment Advisory Agreement between AXA Equitable and The Boston Company Asset Management, LLC (“BCAM”) dated as of November 30, 2001 with respect to Multimanager Mid Cap Value Portfolio. [1]

(d)(12)	Investment Advisory Agreement between AXA Equitable and Bank of Ireland Asset Management (U.S.) Limited (“BIAM (U.S.)”) dated as of November 30, 2001 with respect to Multimanager International Equity Portfolio. [1]

(d)(12)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and BIAM (U.S.) dated as of July 31, 2003 with respect to Multimanager International Equity Portfolio.[7]

(d)(13)	Investment Advisory Agreement between AXA Equitable and OppenheimerFunds, Inc. (“Oppenheimer”) dated as of November 30, 2001 with respect to Multimanager International Equity Portfolio. [1]

(d)(14)	Investment Advisory Agreement between AXA Equitable and Firsthand Capital Management, Inc. (“Firsthand”) dated as of November 30, 2001 with respect to Multimanager Technology Portfolio. [1]

(d)(14)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Firsthand dated as of July 31, 2003 with respect to Multimanager Technology Portfolio.[7]

(d)(14)(ii)	Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between AXA Equitable and Firsthand with respect to Multimanager Technology Portfolio.[7]

(d)(14)(iii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Firsthand dated as of July 31, 2006 with respect to Multimanager Technology Portfolio. [13]

(d)(15)	Investment Advisory Agreement between AXA Equitable and A I M Capital Management, Inc. (“AIM”) dated as of November 30, 2001 with respect to Multimanager Health Care Portfolio. [1]

(d)(15)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and AIM dated as of July 31, 2003 with respect to Multimanager Health Care Portfolio.[7]

(d)(15)(ii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AIM dated as of July 31, 2006 with respect to Multimanager Health Care Portfolio. [13]

(d)(16)	Investment Advisory Agreement between AXA Equitable and Wellington Management Company, LLP (“Wellington”) dated as of November 30, 2001 with respect to Multimanager Health Care Portfolio. [1]

(d)(16)(i)	Amendment No. 1 dated as of August 1, 2002 to Investment Advisory Agreement between AXA Equitable and Wellington with respect to Multimanager Mid Cap Value Portfolio and Multimanager Health Care Portfolio.[3]

(d)(16)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Wellington dated as of August 18, 2003 with respect to Multimanager Mid Cap Value Portfolio and Multimanager Health Care Portfolio.[7]

(d)(16)(iii)	Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between AXA Equitable and Wellington with respect to Multimanager Mid Cap Value Portfolio, Multimanager Health Care Portfolio and Multimanager Technology Portfolio.[7]

(d)(16)(iv)	Amendment No. 2 dated as of August 1, 2004 to Amended and Restated Investment Advisory Agreement between AXA Equitable and Wellington with respect to Multimanager Mid Cap Value Portfolio, Multimanager Health Care Portfolio and Multimanager Technology Portfolio. [11]

(d)(16)(v)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Wellington dated as of July 31, 2006 with respect to Multimanager Mid Cap Value Portfolio , Multimanager Health Care Portfolio and Multimanager Technology Portfolio. [13]

(d)(17)	Investment Advisory Agreement between AXA Equitable and BlackRock Financial Management, Inc. (“BlackRock”) dated as of November 30, 2001 with respect to Multimanager Core Bond Portfolio. [1]

(d)(17)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and BlackRock dated as of August 18, 2003 with respect to Multimanager Core Bond Portfolio.[7]

(d)(17)(ii)	Investment Advisory Agreement between AXA Equitable and BlackRock dated as of October 1, 2006 with respect to Multimanager Core Bond Portfolio. [13]

(d)(18)	Investment Advisory Agreement between AXA Equitable and Pacific Investment Management Company LLC (“PIMCO”) dated as of November 30, 2001 with respect to Multimanager Core Bond Portfolio. [1]

(d)(18)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated as of July 31, 2003 with respect to Multimanager Core Bond Portfolio and Multimanager High Yield Portfolio.[7]

(d)(18)(ii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated as of July 31, 2006 with respect to Multimanager Core Bond Portfolio and Multimanager High Yield Portfolio. [13]

(d)(19)	Investment Advisory Agreement between AXA Equitable and Provident Investment Counsel, Inc. (“Provident”) dated as of August 1, 2002 with respect to Multimanager Mid Cap Growth Portfolio.[3]

(d)(19)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Provident dated as of July 31, 2003 with respect to Multimanager Mid Cap Growth Portfolio and Multimanager Aggressive Equity Portfolio.[7]

(d)(19)(ii)	Amendment No. 1 dated as of June 20, 2005 to Amended and Restated Investment Advisory Agreement between AXA Equitable and Provident with respect to Multimanager Mid Cap Growth Portfolio. [10]

(d)(19)(iii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Provident dated as of July 31, 2006 with respect to Multimanager Mid Cap Growth Portfolio. [13]

(d)(20)	Investment Advisory Agreement between AXA Equitable and Franklin Advisers, Inc. (“Franklin”) dated as of May 30, 2003 with respect to Multimanager Mid Cap Growth Portfolio ..[6]

(d)(20)(i)	Amendment No. 1 dated as of August 1, 2004 to Investment Advisory Agreement between AXA Equitable and Franklin with respect to Multimanager Mid Cap Growth Portfolio. [10]

(d)(20)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Franklin dated as of July 31, 2006 with respect to Multimanager Mid Cap Growth Portfolio. [13]

(d)(21)	Investment Advisory Agreement between AXA Equitable and Marsico Capital Management, LLC (“Marsico”) dated as of May 30, 2003 with respect to Multimanager International Equity Portfolio. [6]

(d)(21)(i)	Amendment No. 1 dated as of July 31, 2003 to Investment Advisory Agreement between AXA Equitable and Marsico with respect to Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio.[7]

(d)(21)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Marsico dated as of July 31, 2006 with respect to Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio. [13]

(d)(22)	Investment Advisory Agreement between AXA Equitable and JPMorgan Investment Management Inc. (“JPMorgan”) dated as of December 13, 2004 with respect to Multimanager International Equity Portfolio. [8]

(d)(23)	Investment Advisory Agreement between AXA Equitable and Legg Mason Capital Management, Inc. (“Legg Mason”) dated as of June 20, 2005 with respect to Multimanager Aggressive Equity Portfolio. [10]

(d)(24)	Investment Advisory Agreement between AXA Equitable and Post Advisory Group, LLC (“Post”) dated as of June 24, 2005 with respect to Multimanager High Yield Portfolio. [10]

(d)(25)	Investment Advisory Agreement between AXA Equitable and ClearBridge Advisors, LLC (“ClearBridge) dated as of January 12, 2007 with respect to Multimanager Aggressive Equity Portfolio. [13]

(d)(26)	Investment Advisory Agreement between AXA Equitable and T. Rowe Price Associates, Inc. (“T. Rowe”) dated as of January 12, 2007 with respect to Multimanager Large Cap Growth Portfolio. [13]

(d)(27)	Form of Investment Advisory Agreement between AXA Equitable and Bear Stearns Asset Management Inc. (“Bear Stearns”) dated as of April __, 2007 with respect to Multimanager Small Cap Growth Portfolio – (to be filed by amendment).

(d)(28)	Form of Investment Advisory Agreement between AXA Equitable and Eagle Asset Management, Inc. (“Eagle”) dated as of April __, 2007 with respect to Multimanager Small Cap Growth Portfolio – (to be filed by amendment).

(d)(29)	Form of Investment Advisory Agreement between AXA Equitable and Wells Capital Management Inc. (“Wells Capital Management”) dated as of April __, 2007 with respect to Multimanager Small Cap Growth Portfolio – (to be filed by amendment).

(d)(30)	Form of Investment Advisory Agreement between AXA Equitable and Franklin Advisory Services, LLC (“Franklin Advisory Services) dated as of April __, 2007 with respect to Multimanager Small Cap Value Portfolio – (to be filed by amendment).

(d)(31)	Form of Investment Advisory Agreement between AXA Equitable and Lazard Asset Management LLC (“Lazard”) dated as of April __, 2007 with respect to Multimanager Small Cap Value Portfolio – (to be filed by amendment).

(e)	Underwriting Contracts

(e)(1)(i)	Distribution Agreement between Registrant and AXA Advisors, LLC (“AXA Advisors”) dated as of November 30, 2001 with respect to the Class A shares. [1]

(e)(1)(ii)	Distribution Agreement between Registrant and AXA Advisors dated as of November 30, 2001 with respect to the Class B shares. [1]

(e)(1)(iii)	Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class A shares.[7]

(e)(1)(iv)	Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class B shares.[7]

(e)(1)(v)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class A shares. [12]

(e)(1)(vi)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class B shares. [12]

(e)(1)(vii)	Amendment No. 2 dated as of _____, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class A shares – (to be filed by amendment).

(e)(1)(viii)	Amendment No. 2 dated as of _____, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class B shares – (to be filed by amendment).

(e)(2)(i)	Distribution Agreement between Registrant and Equitable Distributors, Inc. (“EDI”) dated as of November 30, 2001 with respect to the Class A shares. [1]

(e)(2)(ii)	Distribution Agreement between Registrant and EDI dated as of November 30, 2001 with respect to the Class B shares. [1]

(e)(3)(i)	Distribution Agreement between Registrant and AXA Distributors, LLC (“AXA Distributors”) dated as of November 30, 2001 with respect to the Class A shares. [1]

(e)(3)(ii)	Distribution Agreement between Registrant and AXA Distributors dated as of November 30, 2001 with respect to the Class B shares. [1]

(e)(3)(iii)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares.[7]

(e)(3)(iv)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares.[7]

(e)(3)(v)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares. [12]

(e)(3)(vi)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [12]

(e)(3)(vii)	Amendment No. 2 dated as of _____, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares – (to be filed by amendment).

(e)(3)(viii)	Amendment No. 2 dated as of _____, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares – (to be filed by amendment).

(f)	Form of Deferred Compensation Plan. [1]

(g)	Global Custody Agreement between Registrant and JPMorgan Chase Bank (“JPMorgan Chase”) dated as of December 31, 2001. [2]

(g)(i)	Amendment No. 1, dated as of August 1, 2003 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(g)(ii)	Amendment No. 2 dated as of May 1, 2006 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [12]

(g)(iii)	Amendment No. 3 dated as of _______, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001 – (to be filed by amendment).

(h)	Other Material Contracts

(h)(1)	Mutual Funds Service Agreement between Registrant and AXA Equitable dated as of November 30, 2001. [1]

(h)(2)	Mutual Funds Sub-Administration Agreement between AXA Equitable and J.P. Morgan Investor Services Co. dated as of November 16, 2001. [10]

(h)(4)	Expense Limitation Agreement between Registrant and AXA Equitable dated as of November 30, 2001. [1]

(h)(4)(i)	Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002. [5]

(h)(4)(ii)	Amendment No. 1, dated as of August 1, 2003 to the Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002.[7]

(h)(4)(iii)	Amendment No. 2, dated as of December 8, 2005 to the Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002. [12]

(h)(4)(iv)	Amendment No. 3 dated as of May 1, 2006 to the Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002 – (filed herewith).

(h)(4)(v)	Amendment No. 4 dated as of _______, 2007 to the Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002 – (to be filed by amendment).

(h)(5)	Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. [1]

(h)(5)(i)	Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001.[7]

(h)(5)(ii)	Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. [12]

(h)(5)(iii)	Amendment No. 3 dated as of _________, 2007 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 – (to be filed by amendment).

(h)(6)	Participation Agreement among Registrant, American General Life Insurance Company, AXA Advisors and AXA Distributors dated as of August 15, 2003.[7]

Legal Opinions

(i)(1)	Legal Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered - (to be filed by amendment).

(i)(2)	Legal Opinion of Delaware counsel regarding the legality of the securities being registered. [1]

(j)	Other Consents

(j)(1)	Consent of Independent Accountants - (to be filed by amendment).

(j)(2)	Powers of Attorney. [1]

(j)(2)(i)	Revised Powers of Attorney.[3]

(j)(2)(ii)	Revised Powers of Attorney for Steven M. Joenk and Kenneth T. Kozlowski.[4]

(k)	Omitted Financial Statements (not applicable)

(l)	Initial Capital Agreement dated November 12, 2001. [1]

(m)	Distribution Plan pursuant to Rule 12b-1 with respect to Class B shares of the Registrant. [1]

(n)	Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940. [1]

(o)	Reserved

(p)	Codes of Ethics

(p)(1)	Code of Ethics of the Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI. [1]

(p)(1)(i)	Code of Ethics of the Registrant, AXA Equitable, AXA Advisors and AXA Distributors, as revised December 10, 2003.[7]

(p)(1)(ii)	Code of Ethics of the Registrant, AXA Equitable, AXA Advisors and AXA Distributors, as revised December 9, 2004. [8]

(p)(1)(iii)	Code of Ethics of the Registrant, AXA Equitable AXA Advisors and AXA Distributors, as revised March 3, 2005.[9]

(p)(2)	Code of Ethics of AllianceBernstein, dated January 2001. [1]

(p)(2)(i)	Revised Code of Ethics of AllianceBernstein, effective April 2002.[3]

(p)(2)(ii)	Revised Code of Ethics of AllianceBernstein, effective June 2003.[7]

(p)(2)(iii)	Revised Code of Ethics of AllianceBernstein, effective October 2005. [9]

(p)(2)(iv)	Revised Code of Ethics of AllianceBernstein, effective April 2005. [10]

(p)(3)	Code of Ethics of RCM, revised May 2001. [1]

(p)(3)(i)	Code of Ethics of RCM, as revised January 1, 2004. [8]

(p)(3)(ii)	Code of Ethics of RCM, as revised January 31, 2005. [10]

(p)(3)(iii)	Code of Ethics of RCM, as revised January 1, 2006. [13]

(p)(4)	Code of Ethics of TCW, dated March 2000. [1]

(p)(4)(i)	Code of Ethics of TCW, as amended April 2004. [8]

(p)(4)(ii)	Code of Ethics of TCW, as amended February 1, 2005. [10]

(p)(5)	Code of Ethics of Janus, as revised June 1, 2001. [1]

(p)(5)(i)	Code of Ethics of Janus, as revised April 1, 2002.[3]

(p)(5)(ii)	Code of Ethics of Janus, as revised March 14, 2003.[7]

(p)(5)(iii)	Code of Ethics of Janus, as revised June 9, 2003.[7]

(p)(5)(iv)	Code of Ethics of Janus, as revised September 14, 2004. [8]

(p)(5)(v)	Code of Ethics of Janus, as revised September 20, 2005. [10]

(p)(5)(vi)	Code of Ethics of Janus, as revised December 6, 2005. [12]

(p)(5)(vii)	Code of Ethics of Janus, as revised August 30, 2006. [13]

(p)(6)	Code of Ethics of Thornburg, as revised May 2001. [1]

(p)(6)(i)	Code of Ethics of Thornburg, as revised November 2003. [8]

(p)(6)(ii)	Code of Ethics of Thornburg, as revised March 21, 2005. [10]

(p)(7)	Code of Ethics of ICAP, restated effective as of September 30, 1998 and amended March 1, 2000. [1]

(p)(7)(i)	Code of Ethics of ICAP, as amended February 1, 2005. [10]

(p)(8)	Code of Ethics of MFS, effective as of September 1, 2000. [1]

(p)(8)(i)	Code of Ethics of MFS, as amended January 1, 2005. [10]

(p)(9)	Code of Ethics of RSIM, dated July 1, 2000, amended March 8, 2001. [1]

(p)(10)	Code of Ethics of AXA Rosenberg. [1]

(p)(10)(i)	Code of Ethics of AXA Rosenberg, as amended January 31, 2005. [10]

(p)(11)	Code of Ethics of BCAM. [1]

(p)(12)	Code of Ethics of BIAM (U.S.). [1]

(p)(12)(i)	Code of Ethics of BIAM (U.S.), as revised January 2004. [8]

(p)(13)	Code of Ethics of Oppenheimer, dated March 1, 2000. [1]

(p)(13)(i)	Code of Ethics of Oppenheimer, dated as of May 15, 2002, as amended and restated.[3]

(p)(14)	Code of Ethics of Firsthand, dated May 12, 2001. [1]

(p)(14)(i)	Code of Ethics of Firsthand, as revised June 18, 2004. [8]

(p)(14)(ii)	Code of Ethics of Firsthand, as revised May 14, 2005. [10]

(p)(14)(iii)	Code of Ethics of Firsthand, as revised November 1, 2005. [12]

(p)(14)(iv)	Code of Ethics of Firsthand, as revised August 11, 2006. [13]

(p)(15)	Code of Ethics of AIM, as amended February 24, 2001. [1]

(p)(15)(i)	Code of Ethics of AIM, as amended September 27, 2002.[3]

(p)(15)(ii)	Code of Ethics of AIM, as amended June 10, 2003.[7]

(p)(15)(iii)	Code of Ethics of AIM, as amended January 2, 2005. [9]

(p)(15)(iv)	Code of Ethics of AIM, as amended January 1, 2006. [12]

(p)(15)(v)	Code of Ethics of AIM, as amended February 16, 2006. [13]

(p)(16)	Code of Ethics of Wellington, revised March 1, 2000. [1]

(p)(16)(i)	Code of Ethics of Wellington, as revised July 1, 2004. [8]

(p)(16)(ii)	Code of Ethics of Wellington, as revised January 2, 2005. [9]

(p)(16)(iii)	Code of Ethics of Wellington, as revised January 1, 2006 and February 17, 2006. [13]

(p)(17)	Code of Ethics of BlackRock, effective March 1, 2000. [1]

(p)(18)	Code of Ethics of PIMCO, effective as of March 31, 2000. [1]

(p)(18)(i)	Code of Ethics of PIMCO, as revised February 1, 2004. [8]

(p)(18)(ii)	Code of Ethics of PIMCO, as revised January 6, 2005. [9]

(p)(18)(iii)	Code of Ethics of PIMCO, as revised February 15, 2006. [13]

(p)(19)	Code of Ethics of Provident, effective February 15, 2002.[3]

(p)(19)(i)	Code of Ethics of Provident, effective April 1, 2003.[7]

(p)(19)(ii)	Code of Ethics of Provident, revised January 1, 2004. [8]

(p)(19)(iii)	Code of Ethics of Provident, effective January 19, 2005. [9]

(p)(20)	Code of Ethics of Marsico, effective February 13, 2003. [5]

(p)(20)(i)	Code of Ethics of Marsico, as revised November 2003. [8]

(p)(20)(ii)	Code of Ethics of Marsico, as revised October 1, 2004. [9]

[1]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2001 (File No. 333-70754).

[2]	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on April 15, 2002 (File No. 333-70754).

[3]	Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on February 10, 2003 (File No. 333-70754).

[4]	Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2003 (File No. 333-70754).

[5]	Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A filed on May 8, 2003 (File No. 333-70754).

[6]	Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on July 21, 2003 (File No. 333-70754).

[7]	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2004 (File No. 333-70754).

[8]	Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2005 (File No. 333-70754).

[9]	Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on April 15, 2005.

[10]	Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A filed on February 14, 2006.

[11]	Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on April 28, 2006.

[12]	Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on May 31, 2006.

[13]	Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed on January 16, 2007.

(p)(20)(iii)	Code of Ethics of Marsico, as revised February 1, 2005. [10]

(p)(21)	Code of Ethics of Franklin, revised December 3, 2002. [5]

(p)(21)(i)	Code of Ethics of Franklin, as revised May 2004. [8]

(p)(21)(ii)	Code of Ethics of Franklin, as revised December 2004. [9]

(p)(21)(iii)	Code of Ethics of Franklin, as revised April 2005. [10]

(p)(22)	Code of Ethics of JPMorgan dated October 2003. [8]

(p)(23)	Code of Ethics of Legg Mason dated February 1, 2005. [10]

(p)(24)	Code of Ethics of Post dated March 3, 2005. [10]

(p)(25)	Code of Ethics of ClearBridge dated September 13, 2005. [13]

(p)(26)	Code of Ethics of T. Rowe dated February 1, 2005. [13]

Item 24.	Persons controlled by or under Common Control with Registrant

AXA Equitable controls the Trust by virtue of its ownership of more than 95% of the Trust’s shares as of March 1, 2007. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with AXA Equitable.

On July 22, 1992, AXA Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time AXA Equitable became a wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”). AXA Financial continues to own 100% of AXA Equitable’s common stock.

AXA is the largest shareholder of AXA Financial. AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA’s insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Item 25.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

Section 2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

Section 3. Indemnification of Shareholder. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

Section 5. Amendments. Except as specifically provided in this Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that may require their vote under applicable law or by the Trust’s registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

Article X of the By-Laws of the Registrant states:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 2. D. of the Registrant’s Investment Management Agreement and Section 2. E of the Registrant’s Investment Management Agreement with respect to the AXA Allocation Portfolios each state:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Sections 5. A. and 5. B. of each of the Registrant’s Investment Advisory Agreements state:

Liability and Indemnification. A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, directors, members or employees (its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Allocated Portion or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished by the Adviser to the Manager or the Trust by the Adviser Indemnitees (as defined below) for use therein.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Allocated Portion, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trusteees, agents or representatives, other than acts or ommissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust’s shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written informatin furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Number 6 of the Registrant’s Mutual Funds Service Agreement states:

Limitation of Liability and Indemnification. (a) AXA Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on AXA Equitable’s part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by AXA Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to Section 10 below, AXA Equitable’s (or such third party’s) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that AXA Equitable may be held liable pursuant to Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

(i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

Number 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

AXA Equitable is a registered investment adviser and serves as manager for all portfolios of the Registrant. The description of AXA Equitable under the caption of “Management of the Trust” in the Prospectus and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of AXA Equitable set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) is incorporated herein by reference. AXA Equitable, with the approval of the Registrant's board of trustees, selects sub-advisers for each portfolio of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the portfolios.

AllianceBernstein serves as a sub-adviser to Multimanager Aggressive Equity Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio and Multimanager Mid Cap Growth Portfolio. The description of AllianceBernstein under the caption “Management Team- The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AllianceBernstein set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) is incorporated herein by reference.

RCM serves as a sub-adviser to Multimanager Large Cap Growth Portfolio, Multimanager Technology Portfolio and Multimanager Health Care Portfolio. The description of RCM under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of RCM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56308) is incorporated herein by reference.

TCW serves as a sub-adviser to Multimanager Large Cap Growth Portfolio and Multimanager Mid Cap Value Portfolio. The description of TCW under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of TCW set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075) is incorporated herein by reference.

Janus serves as a sub-adviser to Multimanager Large Cap Core Equity Portfolio. The description of Janus under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Janus set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) is incorporated herein by reference.

Thornburg serves as a sub-adviser to Multimanager Large Cap Core Equity Portfolio. The description of Thornburg under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Thornburg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17853) is incorporated herein by reference.

ICAP serves as a sub-adviser to Multimanager Large Cap Value Portfolio. The description of ICAP under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of ICAP set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-40779) is incorporated herein by reference.

MFS serves as a sub-adviser to Multimanager Large Cap Value Portfolio. The description of MFS under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-46433) is incorporated herein by reference.

Provident serves as a sub-adviser to Multimanager Mid Cap Growth Portfolio. The description of Provident under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Provident set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47993) is incorporated herein by reference.

Franklin serves as a sub-adviser to Multimanager Mid Cap Growth Portfolio. The description of Franklin under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Franklin set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-26292) is incorporated herein by reference.

AXA Rosenberg serves as a sub-adviser to Multimanager Mid Cap Value Portfolio. The description of AXA Rosenberg under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AXA Rosenberg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56080) is incorporated herein by reference.

JPMorgan serves as a sub-adviser to Multimanager International Equity Portfolio. The description of JPMorgan under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers Of JPMorgan set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) is incorporated herein by reference.

Marsico serves as a sub-adviser to Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio. The description of Marsico under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Marsico set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) is incorporated herein by reference.

Firsthand serves as a sub-adviser to Multimanager Technology Portfolio. The description of Firsthand under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Firsthand set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-45534) is incorporated herein by reference.

AIM serves as a sub-adviser to Multimanager Health Care Portfolio. The description of AIM under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AIM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15211) is incorporated herein by reference.

Wellington serves as a sub-adviser to Multimanager Health Care Portfolio, Multimanager Mid Cap Value Portfolio and Multimanager Technology Portfolio. The description of Wellington under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Wellington set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) is incorporated herein by reference.

BlackRock serves as a sub-adviser to AXA Premier VIP Core Bond Portfolio. The description of BlackRock under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BlackRock set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47710) is incorporated herein by reference.

PIMCO serves as a sub-adviser to Multimanager Core Bond Portfolio and Multimanager High Yield Portfolio. The description of PIMCO under the caption “Management Team-The Manager and the Sub- advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of PIMCO set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) is incorporated herein by reference.

Bear Stearns serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. The description of Bear Stearns under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Bear Stearns set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29862) is incorporated herein by reference.

Eagle serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. The description of Eagle under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Eagle set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21343) is incorporated herein by reference.

Wells Capital Management serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. The description of Wells Capital Management under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Wells Capital Management set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21122) is incorporated herein by reference.

Franklin Advisory Services serves as a sub-adviser to Multimanager Small Cap Value Portfolio. The description of Franklin Advisory Services under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Franklin Advisory Services set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-51967) is incorporated herein by reference.

Lazard serves as a sub-adviser to Multimanager Small Cap Value Portfolio. The description of Lazard under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Lazard set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-61701) is incorporated herein by reference.

ClearBridge serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of ClearBridge under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of ClearBridge set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-64710) is incorporated herein by reference.

Legg Mason serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of Legg Mason under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Legg Mason set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18115) is incorporated herein by reference.

Post serves as a sub-adviser to Multimanager High Yield Portfolio. The description of Post under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Post set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57939) is incorporated herein by reference.

T. Rowe serves as a sub-adviser to Multimanager Large Cap Growth Portfolio. The description of T. Rowe under the caption “Management Team-The Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of T. Rowe set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) is incorporated herein by reference.

Item 27.	Principal Underwriter

(a) AXA Advisors and AXA Distributors are the principal underwriters. AXA Advisors also serves as a principal underwriter for the following entities: EQ Advisors Trust; Separate Account Nos. 45, 66 and 301 of AXA Equitable; and Separate Accounts A, I and FP of AXA Equitable. AXA Distributors also serves as a principal underwriter for EQ Advisors Trust and Separate Account No. 49 of AXA Equitable.

(b) Set forth below is certain information regarding the directors and officers of AXA Advisors and AXA Distributors, the principal underwriters. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.

AXA Advisors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA ADVISORS LLC	POSITIONS AND OFFICES WITH THE TRUST

DIRECTORS Harvey E. Blitz James A. Shepherdson Robert S. Jones Richard Dziadzio Ned Dane Jill D. Cooley Barbara Goodstein Andrew McMahon	Director Director Director Director Director Director Director Director

OFFICERS Robert S. Jones Ned Dane Jill D. Cooley Christine Nigro Andrew McMahon Mark Wutt Stuart Abrams	Chairman of the Board President Chief Risk Officer Chief Operations Officer Executive Vice President Executive Vice President Senior Vice President and General Counsel

AXA Advisors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA ADVISORS LLC	POSITIONS AND OFFICES WITH THE TRUST

Kevin Byrne

Stephen T. Burnthall

Mark D. Godofsky

James Goodwin

Jeffrey Green

David Cerza

Donna M. Dazzo

Peter Mastrantuono

Patricia Roy

Janet Friedman

Raymond T. Barry

Michael Brzozowski

Claire A. Comerford

Gary Gordon

Maurya Keating

Frank Massa

Carolann Matthews

José Montengro

Edna Russo

Michael Ryniker

Danielle D. Wise

Anthony F. Recine

Francesca Divone

Frank Acierno

Irina Gyula

Harvey E. Blitz

Ruth Shorter

Linda J. Galasso

Senior Vice President and Treasurer

Senior Vice President

Senior Vice President and Controller

Senior Vice President

Senior Vice President

First Vice President

First Vice President

First Vice President

Vice President and Chief Compliance Officer-Broker-Dealer Activities

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President and Counsel

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Chief Compliance Officer-Investment Advisory Activities

Secretary

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Secretary

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, LLC	POSITIONS AND OFFICES WITH THE TRUST

DIRECTORS Philip Meserve James Mullery James Shepherdson	Director Director Director

OFFICERS

James Shepherdson

Philip Meserve

William Miller, Jr.

James Mullery

Michael Brandreit

John Kennedy

Michael McCarthy

Kirby Noel

Karl Anderson

Lance Carlson

Randy Erwin

Nelida Garcia

Peter Golden

Kevin Kennedy

Diana Keary

Kathleen Leckey

James O’Boyle

Anthea Parkinson

Ted Repass

Eric Retzlaff

Jon Sampson

Mark Totten

Chairman of the Board, President and Chief Executive Officer

Executive Vice President of Business Development

Executive Vice President and Chief Sales Officer

Executive Vice President and Chief Operating Officer

Senior Vice President, Managing Director and National Sales Manager

Senior Vice President, Managing Director and National Sales Manager

Senior Vice President, Managing Director and National Sales Manager

Senior Vice President, Managing Director and National Sales Manager

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President and National Accounts Director, Financial Institutions

Senior Vice President

Senior Vice President

Senior Vice President

Senior Vice President

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, LLC	POSITIONS AND OFFICES WITH THE TRUST

Mary Toumpas

James Wallender

Brett Wright

Norman J. Abrams

Kurt Auleta

Raymond T. Barry

Doreen Bellomo

Jeffrey Coomes

Nahulan Ethirveerasingam

Daniel Faller

Karen Farley

Linda J. Galasso

Michael Gass

Kelly LaVigne

Page Long

Patrick O’Shea

Ronald R. Quist

Stephen Ratcliffe

Alice Stout

William Terry

Nicholas Volpe

Sandra Ferantello

Elizabeth Hafez

Laird Johnson

Kevin Markowitz

Alexandria Novak

Patricia Lane O’Shea

Kelly Riddell

Catherine Sanders

Michael Spina

Melissa Tierney

John Zales

Francesca Divone

Senior Vice President

Senior Vice President

Senior Vice President

Vice President and General Counsel

Vice President and Strategy Officer

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President and Secretary

Vice President

Vice President

Vice President

Vice President and Chief Financial Officer

Vice President and Treasurer

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Vice President

Assistant Secretary

(c) Inapplicable.

Item 28.	Location of Accounts and Records

Books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank

4 Chase MetroTech Center

Brooklyn, New York 11245

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(iii) and (iv); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Manager or Sub-Administrator:

AXA Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 10104	J.P. Morgan Investors Services Co. 73 Tremont Street Boston MA 02108

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Manager or Sub-advisers:

AXA Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 10104	AXA Rosenberg Investment Management LLC 4 Orinda Way Building E Orinda, CA 94563

AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105	Provident Investment Counsel, Inc. 300 North LakeAvenue Pasadena, CA 91101-4106

RCM Capital Management LLC Four Embarcadero Center San Francisco, CA 94111-4189	JPMorgan Investment Management Inc. 522 Fifth Avenue New York, NY 10036

TCW Investment Management Company 865 South Figueroa Street Suite 1800 Los Angeles, CA 90017	Marsico Capital Management, LLC 1200 17th Street Suite 1600 Denver, CO 80202

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Firsthand Capital Management, Inc. 125 South Market Suite 1200 San Jose, CA 95113

Thornburg Investment Management, Inc. 119 East Marcy Street Santa Fe, NM 87501-2046	A I M Capital Management, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046

Institutional Capital LLC 225 West Wacker Dr. Suite 2400 Chicago, IL 60606	Wellington Management Company, LLP 75 State Street Boston, MA 02109

MFS Investment Management 500 Boylston Street Boston, MA 02116	BlackRock Financial Management, Inc. 40 East 52nd Street New York, NY 10022

Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403	Pacific Investment Management Company LLC 840 Newport Center Drive Suite 300 Newport Beach, CA 92660

Legg Mason Capital Management, Inc. 100 Light Street Baltimore, MD 21202	Post Advisory Group, LLC 11755 Wilshire Boulevard Suite 1400 Los Angeles, CA 90025

ClearBridge Advisors, LLC 399 Park Avenue New York, NY 10022	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

Bear Stearns Asset Management Inc. 383 Madison Avenue New York, NY 10179	Eagle Asset Management, Inc. 880 Carillon Parkway St. Petersburg, FL 33716

Wells Capital Management Inc. 525 Market Street San Francisco, CA 94105	Franklin Advisory Services, LLC One Parker Plaza 9th Floor Fort Lee, NJ 07024

Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10122

Item 29.	Management Services

Inapplicable.

Item 30.	Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, AXA Premier VIP Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 18 to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 30th day of March 2007.

AXA PREMIER VIP TRUST

By:	/s/ Steven M. Joenk*
Steven M. Joenk Chairman of the Board, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk* Steven M. Joenk	Chairman of the Board, President and Chief Executive Officer	March 30, 2007

/s/ Gerald C. Crotty* Gerald C. Crotty	Trustee	March 30, 2007

/s/ Barry Hamerling* Barry Hamerling	Trustee	March 30, 2007

/s/ Cynthia R. Plouché* Cynthia R. Plouché	Trustee	March 30, 2007

/s/ Rayman L. Solomon* Rayman L. Solomon	Trustee	March 30, 2007

/s/ Kenneth T. Kozlowski* Kenneth T. Kozlowski	Chief Financial Officer	March 30, 2007

* By:	/s/ Patricia Louie
Patricia Louie (Attorney-in-Fact)